Income Taxes - Components of Partnership's Deferred Tax Assets and Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Deferred tax assets:
Tax losses carried forward	$ 182,085	$ 197,912
Provisions	1,548	2,045
Other	5,748	8,129
Total deferred tax assets:	189,381	208,086
Deferred tax liabilities:
Vessels and equipment	19,555	26,503
Long-term debt	22,008	33,764
Other	3,234	3,792
Total deferred tax liabilities	44,797	64,059
Net deferred tax assets	144,584	144,027
Valuation allowance	(136,730)	(135,079)
Net deferred tax assets	$ 7,854	$ 8,948